Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
May 31, 2024
LDE-NPRT3-0724
1.9887646.105
Nonconvertible Bonds - 86.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. CME Term SOFR 3 Month Index + 1.440% 6.7625% 6/12/24 (b)(c)	2,970,000	2,970,792
Verizon Communications, Inc.:
CME Term SOFR 3 Month Index + 1.360% 6.684% 5/15/25 (b)(c)	2,713,000	2,734,155
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1337% 3/20/26 (b)(c)	1,380,000	1,391,620
		7,096,567
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 5.8%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.670% 6.0026% 1/10/25 (b)(c)	600,000	601,259
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.780% 6.109% 4/23/25 (b)(c)	800,000	802,699
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.127% 10/3/25 (b)(c)	1,800,000	1,808,635
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.116% 3/12/27 (b)(c)	1,600,000	1,610,394
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2518% 1/12/26 (b)(c)	900,000	907,107
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7007% 8/12/24 (b)(c)(d)	1,900,000	1,900,513
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9407% 8/11/25 (b)(c)(d)	700,000	702,429
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1808% 4/1/25 (b)(c)(d)	6,900,000	6,932,630
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6346% 4/7/25 (b)(c)	1,580,000	1,591,160
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6715% 5/8/27 (b)(c)	1,400,000	1,412,869
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9515% 10/15/24 (b)(c)	620,000	620,412
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3617% 2/26/27 (b)(c)	400,000	404,504
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3847% 3/19/27 (b)(c)(d)	1,300,000	1,304,693
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6433% 11/3/25 (b)(c)(d)	1,500,000	1,511,730
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8345% 1/8/27 (b)(c)(d)	900,000	912,476
Mercedes-Benz Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8937% 8/1/25 (b)(c)(d)	1,300,000	1,303,007
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.0028% 1/9/26 (b)(c)(d)	1,500,000	1,506,697
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2699% 3/30/25 (b)(c)(d)	300,000	301,705
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.277% 9/12/25 (b)(c)(d)	600,000	603,486
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.298% 6/7/24 (b)(c)(d)	400,000	400,033
		27,138,438
CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Keurig Dr. Pepper, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.880% 6.228% 3/15/27 (b)(c)	1,000,000	1,005,700
PepsiCo Singapore Financing I Pte. Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8798% 2/16/27 (b)(c)	800,000	803,251
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7207% 2/13/26 (b)(c)	1,300,000	1,303,003
		3,111,954
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TransCanada PipeLines Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.520% 6.8673% 3/9/26 (b)(c)	1,000,000	1,000,648
FINANCIALS - 73.3%
Banks - 47.9%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.125% 9/18/27 (b)(c)(d)	1,500,000	1,524,750
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9196% 2/18/25 (b)(c)(d)	700,000	701,686
Australia & New Zealand Banking Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 5.977% 10/3/25 (b)(c)(d)	1,900,000	1,906,988
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.087% 7/3/25 (b)(c)(d)	1,000,000	1,004,553
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1397% 1/18/27 (b)(c)(d)	4,100,000	4,128,523
Banco Santander SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7256% 3/14/28 (b)(c)	1,800,000	1,818,000
Bank of America Corp.:
CME Term SOFR 3 Month Index + 1.020% 6.3509% 9/15/26 (b)(c)	2,000,000	2,002,751
CME Term SOFR 3 Month Index + 1.030% 6.3592% 2/5/26 (b)(c)	3,521,000	3,535,646
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3012% 7/22/27 (b)(c)	1,000,000	1,007,471
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3755% 2/4/28 (b)(c)	300,000	302,823
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.6686% 4/2/26 (b)(c)	3,000,000	3,019,484
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.697% 9/15/27 (b)(c)	2,400,000	2,433,115
Bank of America NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.1053% 8/18/25 (b)(c)	600,000	603,406
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3396% 8/18/26 (b)(c)	1,900,000	1,922,910
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6541% 7/9/24 (b)(c)	3,260,000	3,260,261
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7976% 1/10/25 (b)(c)	720,000	720,803
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9653% 9/15/26 (b)(c)	1,220,000	1,221,839
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.057% 12/12/24 (b)(c)	1,400,000	1,403,283
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.2928% 9/25/25 (b)(c)	120,000	120,778
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.408% 6/7/25 (b)(c)	2,300,000	2,315,204
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.330% 6.6793% 6/5/26 (b)(c)	900,000	914,780
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1372% 1/27/27 (b)(c)(d)	350,000	350,361
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.8942% 3/2/26 (b)(c)	2,559,000	2,560,326
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2322% 4/11/25 (b)(c)	1,100,000	1,105,127
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.090% 6.437% 6/12/25 (b)(c)	600,000	604,395
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (b)(c)	810,000	810,207
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7926% 1/10/25 (b)(c)	1,000,000	1,001,247
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 0% 8/1/29 (b)(c)	1,000,000	1,000,250
Banque Federative du Credit Mutuel SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7327% 2/4/25 (b)(c)(d)	1,330,000	1,330,763
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.400% 6.7315% 7/13/26 (b)(c)(d)	800,000	813,449
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.130% 6.459% 1/23/27 (b)(c)(d)	700,000	708,115
Barclays PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.490% 6.837% 3/12/28 (b)(c)	3,100,000	3,133,712
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.880% 7.226% 9/13/27 (b)(c)	800,000	816,136
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.980% 7.3094% 10/19/27 (b)(c)(d)	600,000	612,379
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9015% 1/14/25 (b)(c)(d)	1,080,000	1,081,333
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3008% 9/25/25 (b)(c)(d)	1,100,000	1,107,993
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7497% 10/18/24 (b)(c)	1,390,000	1,390,904
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2746% 4/7/25 (b)(c)	4,240,000	4,259,775
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.220% 6.5602% 10/2/26 (b)(c)	500,000	506,566
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.917% 4/30/26 (b)(c)	3,000,000	3,003,933
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4098% 12/4/26 (b)(c)	600,000	607,853
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1463% 9/29/25 (b)(c)	5,900,000	5,931,606
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.510% 6.8135% 7/1/26 (b)(c)	1,290,000	1,302,456
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0218% 1/25/26 (b)(c)	2,740,000	2,743,214
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1183% 6/9/27 (b)(c)	1,000,000	1,002,667
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 6.6078% 2/24/28 (b)(c)	1,200,000	1,216,981
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 6.874% 3/17/26 (b)(c)	1,100,000	1,108,309
Commonwealth Bank of Australia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7346% 7/7/25 (b)(c)(d)	2,700,000	2,701,616
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8653% 6/15/26 (b)(c)(d)	2,310,000	2,306,833
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9626% 1/10/25 (b)(c)(d)	1,000,000	1,002,270
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.977% 9/12/25 (b)(c)(d)	1,000,000	1,004,092
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0856% 3/14/25 (b)(c)(d)	1,300,000	1,304,390
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.096% 3/13/26 (b)(c)(d)	1,200,000	1,206,331
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.4314% 6/4/24 (b)(c)(d)	103,000	103,002
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3156% 3/14/27 (b)(c)(d)	800,000	808,063
Cooperatieve Rabobank UA/NY:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7126% 1/10/25 (b)(c)	930,000	930,462
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0297% 7/18/25 (b)(c)	600,000	602,312
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0441% 1/9/26 (b)(c)	2,800,000	2,811,803
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0593% 3/5/27 (b)(c)	1,000,000	1,002,835
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2352% 10/5/26 (b)(c)	1,900,000	1,916,616
Credit Agricole SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2173% 3/11/27 (b)(c)(d)	1,500,000	1,507,692
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.6252% 7/5/26 (b)(c)(d)	1,200,000	1,217,810
HSBC Holdings PLC:
CME Term SOFR 3 Month Index + 1.640% 6.9625% 9/12/26 (b)(c)	500,000	505,925
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7751% 3/10/26 (b)(c)	1,900,000	1,914,250
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.570% 6.886% 8/14/27 (b)(c)	1,800,000	1,829,465
HSBC U.S.A., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3098% 3/4/27 (b)(c)	3,500,000	3,527,720
ING Groep NV:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.010% 6.3496% 4/1/27 (b)(c)	200,000	200,657
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.9813% 3/28/26 (b)(c)	1,600,000	1,613,381
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.560% 6.9073% 9/11/27 (b)(c)	2,500,000	2,540,000
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8846% 6/1/25 (b)(c)	1,810,000	1,810,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.9228% 6/23/25 (b)(c)	600,000	600,190
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9473% 12/10/25 (b)(c)	1,950,000	1,957,361
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1081% 9/22/27 (b)(c)	1,400,000	1,405,306
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.214% 4/22/27 (b)(c)	1,000,000	1,004,677
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2409% 2/24/26 (b)(c)	5,300,000	5,318,301
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.249% 4/22/28 (b)(c)	1,000,000	1,005,300
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3156% 6/14/25 (b)(c)	1,500,000	1,500,552
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.180% 6.5009% 2/24/28 (b)(c)	700,000	709,452
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.529% 1/23/28 (b)(c)	400,000	405,428
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6475% 4/26/26 (b)(c)	1,900,000	1,915,093
JPMorgan Chase Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3476% 12/8/26 (b)(c)	1,700,000	1,722,350
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6656% 6/14/24 (b)(c)	600,000	599,929
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8804% 8/7/27 (b)(c)	1,500,000	1,520,562
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.580% 6.9164% 1/5/28 (b)(c)	900,000	912,964
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2537% 2/20/26 (b)(c)	800,000	802,243
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7301% 9/12/25 (b)(c)	3,100,000	3,109,707
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.440% 6.7684% 4/17/26 (b)(c)	1,100,000	1,108,305
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9797% 7/18/25 (b)(c)	1,000,000	1,001,238
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2729% 5/22/26 (b)(c)	2,200,000	2,209,680
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.1127% 7/16/25 (b)(c)	1,800,000	1,809,900
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4115% 1/14/28 (b)(c)	1,300,000	1,311,076
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4923% 10/30/26 (b)(c)	600,000	609,330
National Australia Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7119% 1/12/25 (b)(c)(d)	2,670,000	2,671,144
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9819% 1/12/27 (b)(c)(d)	900,000	902,440
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9973% 12/10/25 (b)(c)(d)	2,500,000	2,508,139
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0807% 5/13/25 (b)(c)(d)	4,900,000	4,919,307
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2073% 6/9/25 (b)(c)(d)	400,000	402,124
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8127% 8/6/24 (b)(c)	300,000	300,117
NatWest Group PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5989% 3/1/28 (b)(c)	1,300,000	1,309,575
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8507% 8/12/24 (b)(c)(d)	1,000,000	1,000,350
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1013% 9/29/26 (b)(c)(d)	650,000	650,802
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2197% 5/17/27 (b)(c)(d)	1,200,000	1,202,194
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.140% 6.4597% 5/17/29 (b)(c)(d)	1,000,000	1,003,439
Nordea Bank Abp:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0847% 3/19/27 (b)(c)(d)	1,100,000	1,104,164
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3083% 6/6/25 (b)(c)(d)	200,000	201,282
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6746% 10/7/24 (b)(c)	1,180,000	1,180,768
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6872% 7/29/24 (b)(c)	1,000,000	1,000,200
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.854% 1/20/26 (b)(c)	2,492,000	2,492,820
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.8972% 4/27/26 (b)(c)	400,000	400,445
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9147% 11/2/26 (b)(c)	830,000	830,457
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.039% 1/21/27 (b)(c)	1,900,000	1,906,561
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1715% 4/14/25 (b)(c)	3,500,000	3,515,712
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.2794% 1/19/27 (b)(c)	1,500,000	1,511,763
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.080% 6.4119% 1/12/26 (b)(c)	400,000	403,743
Skandinaviska Enskilda Banken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 6.2393% 3/5/27 (b)(c)(d)	1,500,000	1,510,742
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.379% 1/21/26 (b)(c)(d)	2,330,000	2,333,493
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2504% 11/23/25 (b)(c)(d)	1,000,000	1,002,558
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.170% 6.4905% 5/14/28 (b)(c)(d)	1,500,000	1,505,763
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 7.0813% 3/30/26 (b)(c)(d)	970,000	977,479
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.930% 7.2646% 7/6/27 (b)(c)(d)	1,000,000	1,018,773
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.030% 7.3516% 2/8/28 (b)(c)(d)	1,600,000	1,639,840
Sumitomo Mitsui Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2091% 1/14/27 (b)(c)	870,000	876,637
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6308% 7/13/26 (b)(c)	1,000,000	1,014,030
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7591% 1/13/26 (b)(c)	2,200,000	2,232,239
Sumitomo Mitsui Trust Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7846% 9/16/24 (b)(c)(d)	800,000	800,784
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4655% 3/9/26 (b)(c)(d)	1,600,000	1,615,718
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4944% 9/14/26 (b)(c)(d)	1,300,000	1,315,354
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2573% 6/10/25 (b)(c)(d)	900,000	905,034
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5953% 6/15/26 (b)(c)(d)	500,000	507,417
Swedbank AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.246% 4/4/25 (b)(c)(d)	900,000	903,844
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.380% 6.7253% 6/15/26 (b)(c)(d)	1,000,000	1,015,808
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.6973% 9/10/24 (b)(c)	2,270,000	2,270,334
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 1/10/25 (b)(c)	1,450,000	1,451,290
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.9373% 9/10/26 (b)(c)	1,100,000	1,099,994
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.0652% 4/5/27 (b)(c)	1,700,000	1,703,128
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3683% 6/6/25 (b)(c)	1,400,000	1,409,429
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4103% 7/17/26 (b)(c)	1,100,000	1,112,606
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (b)(c)	2,580,000	2,579,871
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.399% 4/22/28 (b)(c)	2,400,000	2,412,326
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6478% 4/25/26 (b)(c)	3,340,000	3,364,869
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1253% 8/1/25 (b)(c)	1,200,000	1,204,155
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.3824% 8/7/26 (b)(c)	2,200,000	2,224,280
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.4173% 12/11/26 (b)(c)	600,000	607,751
Westpac Banking Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6196% 11/18/24 (b)(c)	200,000	200,094
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.420% 5.7398% 4/16/26 (b)(c)	1,600,000	1,599,728
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8692% 6/3/26 (b)(c)	860,000	861,058
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 6.0397% 11/17/25 (b)(c)	1,500,000	1,507,827
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1298% 4/16/29 (b)(c)	2,400,000	2,408,570
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3217% 8/26/25 (b)(c)	1,500,000	1,511,849
		225,007,798
Capital Markets - 13.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8797% 8/19/24 (b)(c)(d)	1,000,000	1,000,689
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.850% 6.1713% 5/8/26 (b)(c)(d)	3,000,000	3,001,365
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5278% 10/25/24 (b)(c)	450,000	449,846
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9478% 4/25/25 (b)(c)	2,000,000	2,006,586
Bank of New York, New York U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7956% 3/13/26 (b)(c)	5,695,000	5,699,859
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.8407% 5/13/26 (b)(c)	1,860,000	1,859,598
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 6.3992% 3/3/27 (b)(c)	1,200,000	1,211,244
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5795% 2/21/25 (b)(c)	500,000	502,454
Deutsche Bank AG New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 6.5388% 11/16/27 (b)(c)	900,000	894,899
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 6.6922% 4/11/25 (b)(c)(d)	500,000	502,425
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.754% 5/15/26 (b)(c)	1,900,000	1,914,018
CME Term SOFR 3 Month Index + 2.010% 7.3365% 10/28/27 (b)(c)	360,000	370,810
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.819% 10/21/24 (b)(c)	500,000	500,273
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8473% 9/10/24 (b)(c)	1,830,000	1,830,606
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.790% 6.1373% 12/9/26 (b)(c)	4,700,000	4,708,342
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1573% 3/9/27 (b)(c)	50,000	50,042
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1673% 9/10/27 (b)(c)	1,800,000	1,798,147
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.249% 10/21/27 (b)(c)	2,200,000	2,206,389
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.386% 8/10/26 (b)(c)	2,700,000	2,712,015
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4409% 2/24/28 (b)(c)	500,000	504,687
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1953% 3/15/28 (b)(c)	2,900,000	2,978,265
Macquarie Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.548% 12/7/26 (b)(c)(d)	600,000	607,748
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.5853% 6/15/26 (b)(c)(d)	500,000	505,899
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6534% 3/21/25 (b)(c)(d)	1,400,000	1,410,901
Macquarie Group Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0415% 10/14/25 (b)(c)(d)	3,560,000	3,562,032
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2753% 2/18/26 (b)(c)	7,660,000	7,687,423
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3494% 4/13/28 (b)(c)	3,000,000	3,016,618
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1683% 8/3/26 (b)(c)	800,000	804,456
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7713% 8/9/24 (b)(c)(d)	2,470,000	2,471,013
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8015% 1/13/25 (b)(c)(d)	800,000	800,210
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2773% 9/11/25 (b)(c)	5,400,000	5,435,338
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.9007% 5/12/26 (b)(c)(d)	700,000	705,429
		63,709,626
Consumer Finance - 5.9%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9727% 11/4/26 (b)(c)	2,550,000	2,553,492
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2798% 3/4/25 (b)(c)	1,560,000	1,567,329
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.2972% 7/28/27 (b)(c)	1,400,000	1,408,978
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.000% 6.3198% 2/16/28 (b)(c)	600,000	603,988
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.677% 10/30/26 (b)(c)	560,000	566,297
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0807% 2/13/26 (b)(c)	700,000	703,104
John Deere Capital Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1365% 6/8/26 (b)(c)	3,800,000	3,832,061
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5313% 10/11/24 (b)(c)	1,810,000	1,809,692
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7866% 3/6/26 (b)(c)	1,600,000	1,603,210
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8067% 10/22/25 (b)(c)	2,000,000	2,004,517
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.917% 3/3/26 (b)(c)	500,000	502,355
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.605% 6/18/24 (b)(c)	1,300,000	1,300,025
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.2096% 5/18/26 (b)(c)	1,360,000	1,369,542
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.636% 9/13/24 (b)(c)	1,920,000	1,920,430
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.6515% 1/13/25 (b)(c)	1,190,000	1,190,878
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7698% 5/15/26 (b)(c)	2,300,000	2,301,484
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8926% 1/10/25 (b)(c)	600,000	601,476
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9934% 3/19/27 (b)(c)	1,000,000	1,003,424
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9973% 9/11/25 (b)(c)	700,000	702,784
		27,545,066
Financial Services - 0.8%
Corebridge Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6428% 9/25/26 (b)(c)(d)	1,300,000	1,316,230
National Rural Utilities Cooperative Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6597% 10/18/24 (b)(c)	760,000	760,324
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1227% 2/5/27 (b)(c)	800,000	805,017
Nationwide Building Society U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.6098% 2/16/28 (b)(c)(d)	700,000	703,814
		3,585,385
Insurance - 5.2%
Jackson National Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4913% 6/28/24 (b)(c)(d)	1,800,000	1,801,168
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.599% 10/21/24 (b)(c)(d)	600,000	600,155
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0741% 4/9/27 (b)(c)(d)	1,500,000	1,502,085
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.0972% 1/29/27 (b)(c)(d)	1,200,000	1,204,203
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2134% 3/21/25 (b)(c)(d)	1,200,000	1,205,682
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3126% 7/10/26 (b)(c)(d)	200,000	201,916
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2534% 3/21/25 (b)(c)(d)	400,000	402,043
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.6615% 1/14/25 (b)(c)(d)	1,970,000	1,970,992
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.610% 5.939% 4/21/25 (b)(c)(d)	600,000	602,112
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2702% 4/2/26 (b)(c)(d)	600,000	605,568
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8273% 6/9/26 (b)(c)(d)	1,800,000	1,799,651
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9747% 5/2/25 (b)(c)(d)	1,700,000	1,705,203
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.006% 4/2/27 (b)(c)(d)	1,500,000	1,506,711
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.046% 6/13/25 (b)(c)(d)	1,400,000	1,405,485
Pacific Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.860% 6.205% 6/16/25 (b)(c)(d)	1,000,000	1,005,407
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 6.3775% 7/28/26 (b)(c)(d)	900,000	908,439
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9698% 6/4/26 (b)(c)(d)	3,560,000	3,563,026
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1727% 2/5/27 (b)(c)(d)	400,000	401,521
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2217% 8/28/25 (b)(c)(d)	1,100,000	1,107,153
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3213% 3/28/25 (b)(c)(d)	200,000	200,935
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.397% 12/11/24 (b)(c)(d)	800,000	803,206
		24,502,661
TOTAL FINANCIALS		344,350,536
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8096% 2/20/26 (b)(c)	1,625,000	1,631,840
Roche Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9073% 3/10/25 (b)(c)(d)	1,400,000	1,404,354
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.061% 11/13/26 (b)(c)(d)	500,000	504,017
		3,540,211
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.6%
General Electric Co. CME Term SOFR 3 Month Index + 0.640% 5.9692% 5/5/26 (b)(c)	2,780,000	2,793,151
Machinery - 2.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.616% 9/13/24 (b)(c)	2,250,000	2,250,830
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.776% 8/11/25 (b)(c)	300,000	300,695
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7817% 2/27/26 (b)(c)	500,000	501,634
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8405% 5/14/27 (b)(c)	1,400,000	1,403,200
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.866% 6/13/25 (b)(c)	6,960,000	6,982,569
Daimler Trucks Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0948% 12/13/24 (b)(c)(d)	1,000,000	1,002,728
		12,441,656
TOTAL INDUSTRIALS		15,234,807
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5908% 10/1/24 (b)(c)	600,000	600,100
MATERIALS - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.396% 4/4/27 (b)(c)(d)	1,200,000	1,203,441
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.600% 5.9278% 7/25/25 (b)(c)	900,000	902,465
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0312% 4/16/27 (b)(c)	2,100,000	2,115,097
		3,017,562
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.760% 6.0872% 1/29/26 (b)(c)	1,900,000	1,904,561
TOTAL NONCONVERTIBLE BONDS (Cost $406,613,255)		408,198,825

U.S. Treasury Obligations - 12.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
1.25% 8/15/31	3,580,000	2,872,391
1.375% 11/15/31	9,590,000	7,710,953
1.875% 2/15/32	3,900,000	3,238,219
2.75% 8/15/32	4,750,000	4,183,896
2.875% 5/15/32	4,900,000	4,370,570
3.375% 5/15/33	6,960,000	6,387,975
3.5% 2/15/33	2,500,000	2,321,191
3.875% 8/15/33	4,240,000	4,040,588
4% 2/15/34	4,800,000	4,614,750
4.125% 11/15/32	6,700,000	6,524,648
4.375% 5/15/34	2,800,000	2,775,063
4.5% 11/15/33	7,600,000	7,601,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,501,383)		56,641,432

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $17,806,456)	17,802,895	17,806,456

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $482,921,094)	482,646,713
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(12,892,920)
NET ASSETS - 100.0%	469,753,793

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,635,339 or 26.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,007,431	225,134,590	219,335,707	468,511	142	-	17,806,456	0.0%
Total	12,007,431	225,134,590	219,335,707	468,511	142	-	17,806,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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